Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	39,966,220	39,964,375.6
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	3,798,929	38,862
Common stock, shares outstanding (in shares)	3,798,929	38,862
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	30,000	30,000
Preferred stock, shares outstanding (in shares)	0	0
Series B-1 Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0	1,824.4
Preferred stock, shares issued (in shares)	0	1,824.4
Preferred stock, shares outstanding (in shares)	0	1,824.4
Series C Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0	2,900
Preferred stock, shares issued (in shares)	0	2,900
Preferred stock, shares outstanding (in shares)	0	2,900
Series D Convertible Preferred Stock [Member]
Temporary Stockholders' Equity
Temporary stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary stock, shares authorized (in shares)	0	900
Temporary stock, shares issued (in shares)	0	700
Temporary stock, shares outstanding (in shares)	0	700
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	3,780	0
Preferred stock, shares issued (in shares)	3,780	0
Preferred stock, shares outstanding (in shares)	3,780	0